Income Taxes (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Income Taxes [Line Items]
Loss before income taxes		$ (4,801,149)	$ (3,376,737)	$ (4,426,964)		$ (12,449,475)	$ (7,795,714)	$ (7,310,098)
Federal income tax net operating loss	$ 6,600,000			9,400,000	$ 6,600,000			6,600,000
State income tax net operating loss	6,500,000			$ 6,500,000	$ 6,500,000			6,500,000
Taxable income for losses
Deferred tax assets, percentage				(20.90%)	(26.30%)
Research and development expense	$ 3,700,000			$ 6,000,000	$ 3,700,000			$ 3,700,000
Amortized over				5 years
Research and Development Expense [Member]
Income Taxes [Line Items]
Deferred tax assets, percentage	100.00%							100.00%
Deferred Income Tax Charge [Member]
Income Taxes [Line Items]
Taxable income for losses								80.00%
Minimum [Member]
Income Taxes [Line Items]
Valuation allowance increased				$ 4,500,000
Maximum [Member]
Income Taxes [Line Items]
Valuation allowance increased				$ 5,400,000